Contingent Liabilities (Details Narrative) - Litigation and other provision [member] - CAD ($)	Jul. 31, 2021	Oct. 31, 2020
Bottom of range [member]
Disclosure of contingent liabilities [line items]
Bank's reasonable possible losses	$ 0
Top of range [member]
Disclosure of contingent liabilities [line items]
Bank's reasonable possible losses	$ 1,500,000,000	$ 951,000,000